Leases	12 Months Ended
Dec. 31, 2021
19. Leases
Leases
19.

LEASES
Lessee
The Company has operating leases for buildings, land, telecommunication services, and rail cars.
Emera’s leases have remaining lease terms of 1 year to 64 years, some of which include options to extend the leases for up to 64 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised.
As at December 31 December 31
millions of Canadian dollars

Classification 2021 2020
Right-of-use asset Other long-term assets $ 58 $

61
Lease liabilities

Current
Other current liabilities 3 3

Long-term
Other long-term liabilities 59

60
Total

lease liabilities
$ 62 $

63
The Company has recorded lease expense of $ 150

million for the year ended December 31, 2021 (2020
– $ 160

million), of which $
142

million (2020 – $
149

million) relates to variable costs for power generation
facility finance leases, recorded in “Regulated fuel for

generation and purchased power” in the
Consolidated Statements of Income.
Future minimum lease payments under non-cancellable operating leases for each of the next five years
and in aggregate thereafter are as follows:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Minimum lease payments $ 5 $ 6 $ 5 $ 4 $ 3 $

112 $

135
Less imputed interest (73)
Total $

62
Additional information related to Emera's leases is as follows:
Year ended December
For the 2021 2020
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows for operating leases (millions of Canadian dollars)
$ 7 $ 7
Right-of-use assets obtained in exchange for lease obligations:

Operating leases (millions of Canadian dollars)
$ - $ 7
Weighted average remaining lease term (years) 44

43
Weighted average discount rate-

operating leases
3.98% 3.96%
Lessor
The Company’s net investment in direct finance and sales-type leases primarily relates to Brunswick
Pipeline, compressed natural gas (“CNG”) stations and heat pumps.
Direct finance and sales-type lease unearned income is recognized in income over the life of the lease
using a constant rate of interest equal to the internal

rate of return on the lease and is recorded as
“Operating revenues – regulated gas” and “Other income,

net” on the Consolidated Statements of
Income.
The Company manages its risk associated with the residual

value of the Brunswick Pipeline lease
through proper routine maintenance of the asset.
Customers have the option to purchase CNG station assets at any time after 2021 by paying a make-
whole payment at the date of the purchase based on a targeted internal rate of return or may take possession of the CNG station asset at the end of the lease term for no cost. Customers have the option to purchase heat pumps at the end of the lease term for a nominal fee.
Net investment in direct finance and sales-type leases

consist of the following:
As at December 31 December 31
millions of Canadian dollars

2021 2020
Total

minimum lease payment to be received
$

947 $

1,018
Less: amounts representing estimated executory costs (165) (179)
Minimum lease payments receivable $

782 $

839
Estimated residual value of leased property (unguaranteed)

183

183
Less: unearned finance lease income (443) (487)
Net investment in direct finance and sales-type leases $

522 $ 535
Principal due within one year (included in "Receivables and other current assets")

19

18
Net investment in sales-type leases - long-term (included in "Other long-term assets")

41 42
Net Investment in direct finance leases - long-term $ 462 $ 475
As at December 31, 2021, future minimum lease payments

to be received for each of the next five years
and in aggregate thereafter are as follows:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Minimum lease payments to be
received
$

78 $

77 $

79 $

80 $

78 $

555 $

947
Less: executory costs (165)
Total $

782